IntangibleAssets, Net - Schedule of Intangible Assets Net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 59,484			$ 57,887	$ 55,730
Accumulated amortization	(41,284)			(35,037)	(27,049)
Net carrying amount	$ 18,200			22,850	28,681
Software
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	1 year 3 months 18 days	2 years	3 years
Gross amount	$ 9,124			9,124	9,124
Accumulated amortization	(8,524)			(8,138)	(7,624)
Net carrying amount	$ 600			986	1,500
Capitalized software costs
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	1 year 1 month 6 days	1 year 4 months 24 days	2 years 2 months 12 days
Gross amount	$ 6,875			5,275	3,118
Accumulated amortization	(4,818)			(3,334)	(1,699)
Net carrying amount	$ 2,057			1,941	1,419
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	2 years 3 months 18 days	3 years	4 years
Gross amount	$ 31,726			31,726	31,726
Accumulated amortization	(21,612)			(18,227)	(13,712)
Net carrying amount	$ 10,114			13,499	18,014
Trademarks/tradename
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	5 years 3 months 18 days	6 years	7 years
Gross amount	$ 10,240			10,243	10,243
Accumulated amortization	(4,879)			(4,115)	(3,094)
Net carrying amount	$ 5,361			6,128	7,149
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Remaining Weighted Average Useful Life (in years)	3 months 18 days	1 year	2 years
Gross amount	$ 1,519			1,519	1,519
Accumulated amortization	(1,451)			(1,223)	(920)
Net carrying amount	$ 68			$ 296	$ 599